Share-based payments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Oct. 17, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Stock option exercise grant date term		10 years
Stock options repurchased	R$ 12,742
Capital reserve	R$ 5,762
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Stock option plans income (expenses)		R$ 9,631	R$ 14,102
Restricted Shares Plan [Member]
IfrsStatementLineItems [Line Items]
Stock option plans income (expenses)		R$ 7,121	R$ 12,082
Smiles S A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Period of stock options exercised		4 years
Gol Linhas A Reas Inteligentes S. A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Share price one		R$ 8.97	R$ 7.34
Share Based Compensation Vesting Tranche One [Member] | Smiles S A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage		20.00%
Share Based Compensation Vesting Tranche One [Member] | Gol Linhas A Reas Inteligentes S. A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Exercisable percentage		20.00%
Share Based Compensation Vesting Tranche Two [Member] | Smiles S A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage		30.00%
Share Based Compensation Vesting Tranche Two [Member] | Gol Linhas A Reas Inteligentes S. A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Exercisable percentage		20.00%
Share Based Compensation Vesting Tranche Three [Member] | Smiles S A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Vesting percentage		50.00%
Share Based Compensation Vesting Tranche Three [Member] | Gol Linhas A Reas Inteligentes S. A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Exercisable percentage		30.00%
Share Based Compensation Vesting Tranche Four [Member] | Gol Linhas A Reas Inteligentes S. A [Member] | Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Exercisable percentage		30.00%